Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.2%
Bank of the Philippine Islands	3,177,365	$5,919,089
BDO Unibank Inc.	3,998,488	9,626,076
Metropolitan Bank & Trust Co.	3,940,304	3,546,913
Security Bank Corp.	1,204,340	1,530,113
		20,622,191
Chemicals — 1.1%
D&L Industries Inc.	9,223,500	1,037,207

Consumer Staples Distribution & Retail — 2.5%
Puregold Price Club Inc.	2,972,360	1,456,987
Robinsons Retail Holdings Inc.	1,229,100	888,212
		2,345,199
Diversified Telecommunication Services — 1.3%
Converge Information and Communications Technology Solutions Inc.(a)	7,971,000	1,180,278

Electric Utilities — 5.2%
Manila Electric Co.	609,910	3,953,261
Synergy Grid & Development Phils Inc.	7,685,700	858,738
		4,811,999
Food Products — 3.9%
Century Pacific Food Inc.	3,433,700	1,881,140
Universal Robina Corp.	870,488	1,766,753
		3,647,893
Hotels, Restaurants & Leisure — 6.5%
Bloomberry Resorts Corp.(a)	11,687,265	2,032,476
Jollibee Foods Corp.	967,551	3,951,686
		5,984,162
Industrial Conglomerates — 23.4%
Aboitiz Equity Ventures Inc.	3,786,157	3,201,771
Alliance Global Group Inc.	8,046,939	1,421,157
Ayala Corp.	381,148	4,561,807
DMCI Holdings Inc.	8,337,300	1,381,579
GT Capital Holdings Inc.	235,966	2,307,073
JG Summit Holdings Inc.	2,695,361	1,870,092
LT Group Inc.	7,512,300	1,197,964
SM Investments Corp.	391,666	5,783,247
		21,724,690

Office REITs — 1.4%
AREIT Inc.	441,400	237,444
MREIT Inc.	4,694,200	1,057,443
		1,294,887
Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.5%
Semirara Mining & Power Corp., Class A	2,697,900	$1,407,537

Passenger Airlines — 0.3%
Cebu Air Inc.(a)	406,440	230,724

Real Estate Management & Development — 18.9%
Ayala Land Inc.	10,765,350	6,055,796
Megaworld Corp.	34,856,960	1,293,745
Robinsons Land Corp.	916,106	239,694
SM Prime Holdings Inc.	17,118,935	9,964,707
		17,553,942
Specialty Retail — 1.7%
Wilcon Depot Inc.	4,237,900	1,615,274

Transportation Infrastructure — 4.6%
International Container Terminal Services Inc.	1,083,513	4,216,884

Water Utilities — 1.2%
Manila Water Co. Inc.	3,530,029	1,145,081

Wireless Telecommunication Services — 4.1%
PLDT Inc.	166,259	3,841,227

Total Long-Term Investments — 99.8%
(Cost: $126,029,003)		92,659,175

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	100,000	100,000

Total Short-Term Securities — 0.1%
(Cost: $100,000)		100,000

Total Investments — 99.9%
(Cost: $126,129,003)		92,759,175

Other Assets Less Liabilities — 0.1%		89,132

Net Assets — 100.0%		$92,848,307

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$40,000	(a)	$—	$—	$—	$100,000	100,000	$982	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/15/23	$99	$7,192

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,181,245	$60,477,930	$—	$92,659,175
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$32,281,245	$60,477,930	$—	$92,759,175
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,192	$—	$—	$7,192

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2